LOANS (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans and Leases Receivable Disclosure [Line Items]
Gross loans, Amount	$ 872,634	$ 848,431		$ 752,740
Allowance for loan losses	(11,857)	(11,680)	$ (10,236)	(9,757)	$ (8,590)
Deferred loan fees, net	(1,508)	(1,223)		(845)
Net loans	859,269	835,528		742,138
Commercial real estate
Loans and Leases Receivable Disclosure [Line Items]
Gross loans, Amount	373,435	364,867		371,510
Allowance for loan losses	(4,247)	(4,152)	(4,607)	(4,483)	(4,503)
Commercial
Loans and Leases Receivable Disclosure [Line Items]
Gross loans, Amount	382,550	361,782		240,223
Allowance for loan losses	(5,746)	(5,742)	(3,668)	(3,280)	(2,513)
Residential real estate
Loans and Leases Receivable Disclosure [Line Items]
Gross loans, Amount	54,898	57,361		67,724
Allowance for loan losses	(240)	(251)	(292)	(300)	(328)
Construction and land development
Loans and Leases Receivable Disclosure [Line Items]
Gross loans, Amount	42,441	44,606		55,828
Allowance for loan losses	(734)	(738)	(939)	(965)	(882)
Consumer
Loans and Leases Receivable Disclosure [Line Items]
Gross loans, Amount	19,310	19,815		17,455
Allowance for loan losses	$ (812)	$ (710)	$ (678)	$ (649)	$ (279)